Taxes on Income (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income (loss) before income taxes, as reported in the statements of operations	$ (2,352)	$ 2,984	$ 1,939
Statutory tax rate in Israel	23.00%	24.00%	25.00%
Theoretical tax benefit	$ (541)	$ 716	$ 485
Increase (decrease) in income taxes resulting from:
Tax rate differential on foreign subsidiaries	(55)	(166)	(98)
Non-deductible expenses and other permanent differences	446	987	683
Differences in taxes arising from foreign currency exchange, net	208	(856)	(324)
Utilization of carry forward tax losses and other temporary differences for which valuation allowance was provided	(20)	(554)	(1,102)
Withholding taxes that were deducted by the Company's customers	10	32	6
Other	15	(76)	374
Income taxes	$ 63	$ 83	$ 24